Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.23%
Equity Funds: 37.18%
Transamerica Capital Growth I2	251,333	$2,111,199
Transamerica Emerging Markets Opps I2	193,766	1,460,995
Transamerica Energy Infrastructure I2	171,738	1,236,513
Transamerica Global Alloc Liquid Trust	50	58
Transamerica International Equity I2	39,795	833,302
Transamerica International Focus I2	277,739	2,349,674
Transamerica International Sm Cp Val I2	25,973	388,813
Transamerica International Stock I2	74,124	890,976
Transamerica Large Cap Value I2	266,337	3,797,961
Transamerica Mid Cap Growth I2	57,226	571,112
Transamerica Mid Cap Value Opps I2	29,589	344,711
Transamerica Small Cap Growth I2	49,723	351,043
Transamerica Small Cap Value I2	63,424	368,494
Transamerica Sustainable Equity Inc I2	220,257	1,781,880
Transamerica US Growth I2	109,552	3,373,106
		19,859,837
Fixed Income Funds: 63.05%
Transamerica Bond I2	1,346,909	10,829,146
Transamerica Emerging Markets Debt I2	182,301	1,680,817
Transamerica Inflation Opps I2	160,669	1,553,670
Transamerica Intermediate Bond I2	1,565,001	13,427,709
Transamerica Short-Term Bond I2	635,078	6,179,309
		33,670,651
Total Investments - Unaffiliated (Cost: $51,269,214)		53,530,488
Total Investments (Cost: $51,269,214)		$53,530,488
Net Other Assets (Liabilities): (0.23)%		(125,312)
Net Assets: 100%		$53,405,176
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$53,530,488	$-	$-	$53,530,488
Total Investments	$53,530,488	$-	$-	$53,530,488

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.16%
Equity Funds: 53.29%
Transamerica Capital Growth I2	1,185,216	$9,955,815
Transamerica Emerging Markets Opps I2	1,212,483	9,142,124
Transamerica Energy Infrastructure I2	1,108,774	7,983,176
Transamerica Global Alloc Liquid Trust	148	174
Transamerica International Equity I2	241,467	5,056,313
Transamerica International Focus I2	1,622,170	13,723,557
Transamerica International Sm Cp Val I2	157,694	2,360,675
Transamerica International Stock I2	412,676	4,960,365
Transamerica Large Cap Value I2	1,304,039	18,595,594
Transamerica Mid Cap Growth I2	273,295	2,727,488
Transamerica Mid Cap Value Opps I2	161,605	1,882,693
Transamerica Small Cap Growth I2	387,071	2,732,721
Transamerica Small Cap Value I2	362,785	2,107,779
Transamerica Sustainable Equity Inc I2	1,711,088	13,842,706
Transamerica US Growth I2	636,184	19,588,105
		114,659,285
Fixed Income Funds: 46.87%
Transamerica Bond I2	3,994,060	32,112,241
Transamerica Emerging Markets Debt I2	405,484	3,738,563
Transamerica Inflation Opps I2	432,062	4,178,036
Transamerica Intermediate Bond I2	4,947,046	42,445,656
Transamerica Short-Term Bond I2	1,888,729	18,377,330
		100,851,826
Total Investments - Unaffiliated (Cost: $206,543,815)		215,511,111
Total Investments (Cost: $206,543,815)		$215,511,111
Net Other Assets (Liabilities): (0.16)%		(337,410)
Net Assets: 100%		$215,173,701
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$215,511,111	$-	$-	$215,511,111
Total Investments	$215,511,111	$-	$-	$215,511,111

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.24%
Equity Funds: 73.85%
Transamerica Capital Growth I2	464,482	$3,901,647
Transamerica Emerging Markets Opps I2	420,080	3,167,406
Transamerica Energy Infrastructure I2	303,452	2,184,856
Transamerica Global Alloc Liquid Trust	50	59
Transamerica International Equity I2	83,979	1,758,516
Transamerica International Focus I2	587,373	4,969,173
Transamerica International Sm Cp Val I2	61,146	915,353
Transamerica International Stock I2	159,209	1,913,689
Transamerica Large Cap Value I2	455,421	6,494,308
Transamerica Mid Cap Growth I2	108,505	1,082,881
Transamerica Mid Cap Value Opps I2	68,774	801,223
Transamerica Small Cap Growth I2	110,070	777,092
Transamerica Small Cap Value I2	122,672	712,723
Transamerica Sustainable Equity Inc I2	688,521	5,570,138
Transamerica US Growth I2	218,062	6,714,135
		40,963,199
Fixed Income Funds: 26.39%
Transamerica Bond I2	487,871	3,922,479
Transamerica Emerging Markets Debt I2	68,541	631,947
Transamerica High Yield Bond I2	74,138	599,032
Transamerica Inflation Opps I2	47,060	455,069
Transamerica Intermediate Bond I2	848,136	7,277,003
Transamerica Short-Term Bond I2	180,157	1,752,926
		14,638,456
Total Investments - Unaffiliated (Cost: $52,998,346)		55,601,655
Total Investments (Cost: $52,998,346)		$55,601,655
Net Other Assets (Liabilities): (0.24)%		(132,811)
Net Assets: 100%		$55,468,844
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$55,601,655	$-	$-	$55,601,655
Total Investments	$55,601,655	$-	$-	$55,601,655

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.28%
Equity Funds: 100.28%
Transamerica Capital Growth I2	390,381	$3,279,203
Transamerica Emerging Markets Opps I2	375,603	2,832,049
Transamerica Energy Infrastructure I2	254,763	1,834,291
Transamerica Global Alloc Liquid Trust	25	29
Transamerica International Equity I2	78,538	1,644,579
Transamerica International Focus I2	502,751	4,253,277
Transamerica International Sm Cp Val I2	55,017	823,598
Transamerica International Stock I2	142,706	1,715,326
Transamerica Large Cap Value I2	431,289	6,150,187
Transamerica Mid Cap Growth I2	87,317	871,425
Transamerica Mid Cap Value Opps I2	82,890	965,673
Transamerica Small Cap Growth I2	131,153	925,941
Transamerica Small Cap Value I2	91,138	529,510
Transamerica Sustainable Equity Inc I2	602,690	4,875,766
Transamerica US Growth I2	204,859	6,307,609
		37,008,463
Total Investments (Cost: $33,920,349)		$37,008,463
Net Other Assets (Liabilities): (0.28)%		(103,385)
Net Assets: 100%		$36,905,078
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$37,008,463	$-	$-	$37,008,463
Total Investments	$37,008,463	$-	$-	$37,008,463

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.85%
Equity Funds: 100.85%
Transamerica Emerging Markets Opps I2	156,600	$1,180,766
Transamerica Global Alloc Liquid Trust	8	9
Transamerica International Equity I2	34,466	721,722
Transamerica International Focus I2	198,777	1,681,653
Transamerica International Sm Cp Val I2	59,801	895,215
Transamerica International Stock I2	62,434	750,461
		5,229,826
Total Investments (Cost: $4,996,168)		$5,229,826
Net Other Assets (Liabilities): (0.85)%		(44,277)
Net Assets: 100%		$5,185,549
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,229,826	$-	$-	$5,229,826
Total Investments	$5,229,826	$-	$-	$5,229,826

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS
At March 31, 2024
	Shares	Value
INVESTMENTS - UNAFFILIATED: 101.09%
Money Market Fund: 101.09%
Transamerica Government Money Market I2 5.02% [1]	2,730,340	$2,730,340
		2,730,340
Total Investments (Cost: $2,730,340)		$2,730,340
Net Other Assets (Liabilities): (1.09)%		(29,498)
Net Assets: 100%		$2,700,842
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,730,340	$-	$-	$2,730,340
Total Investments	$2,730,340	$-	$-	$2,730,340

[1]	The rate is the subsidized 7 day yield.